DUE TO RELATED PARTIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
DUE TO RELATED PARTIES (Tables)
Schedule of Due to related parties
	March 31,	December 31,
	2021	2020
	(Unaudited)
Mr. Jun Wang (1)	$-	-
Mr. Yang Wang (2)	243,556	91,951
Total	$243,556	91,951

	December 31,	December 31,
	2020	2019
Mr. Jun Wang (1)	$-	$88,941
Mr. Yang Wang (2)	91,951	4,911
Total	$91,951	$93,852